Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 75,745	$ 42,045	$ 32,269
Short-term Investments	55,296	0
Accounts receivable, net	1,731	1,199	101
Prepaid expenses and other current assets	2,898	809	804
Total current assets	135,670	44,053	33,174
Property and equipment, net	1,826	788	312
Other assets	95	157	47
Total assets	137,591	44,998	33,533
Current Liabilities
Accounts payable	622	1,976	1,315
Accrued expenses	6,260	2,557	902
Warrant liabilities	1,042	93	47
Deferred grant award	284	234	263
Total current liabilities	8,208	4,860	2,527
Long-term debt, net of deferred costs	31,642	0
Deferred rent-long term	2,621	90	42
Total liabilities	42,471	4,950	2,569
Commitments and contingencies (Note 8)
Convertible preferred stock
Series A Convertible Preferred Stock-par value	0	1,945	1,945
Series B Convertible Preferred Stock-par value	0	18,536	18,536
Series C Convertible Preferred Stock-par value	0	77,397	42,417
Total convertible preferred stock	0	97,878	62,898
Stockholders' Deficit
Preferred stock-par value	0	0
Common stock-par value	2	1	1
Additional paid in capital	195,422	2,754	2,096
Accumulated deficit	(100,246)	(60,585)	(34,031)
Accumulated other comprehensive loss	(58)	0
Total stockholders' equity (deficit)	95,120	(57,830)	(31,934)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 137,591	$ 44,998	$ 33,533